Borrowings (Details3) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
BORROWINGS [Abstract]
2013	$ 69
2014	69
2015	69
2016	69
2017	69
2018 and thereafter	200,253
Total Borrowings	$ 200,598